Investments Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The amortized cost and estimated fair values of investments available for sale are as follows:

(in thousands)	March 31, 2015				December 31, 2014
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
U.S. Government
Agencies	$26,014	$21	$9	$26,026	$37,010	$-	$29	$36,981
Treasuries	4,000	-	-	4,000	4,000	-	3	3,997
Mortgage-backed	80	5	-	85	95	6	-	101
Mutual funds	500	-	-	500	-	-	-	-
	$30,594	$26	$9	$30,611	$41,105	$6	$32	$41,079

The amortized cost and estimated fair values of investments available for sale are as follows:

	December 31,
(in thousands)	2014				2013
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
U.S. Government
Agencies	$37,010	$-	$29	$36,981	$28,522	$1	$2	$28,521
Treasuries	4,000	-	3	3,997	-	-	-	-
Mortgage-backed	95	6	-	101	157	10	-	167
	$41,105	$6	$32	$41,079	$28,679	$11	$2	$28,688

Schedule of Unrealized Loss on Investments [Table Text Block]
Gross unrealized losses and fair value by investment category and length of time the individual securities have been in a continuous unrealized loss position at March 31, 2015 and December 31, 2014 are presented below:

March 31, 2015
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government
Agencies	$7,496	$9	$-	$-	$7,496	$9
Treasuries	-	-	-	-	-	-
Mortgage-backed	-	-	-	-	-	-
Mutual funds	-	-	-	-	-	-
	$7,496	$9	$-	$-	$7,496	$9

December 31, 2014
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government
Agencies	$26,477	$29	$-	$-	$26,477	$29
Treasuries	3,997	3	-	-	3,997	3
Mortgage-backed	-	-	-	-	-	-
	$30,474	$32	$-	$-	$30,474	$32

Gross unrealized losses and fair value by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013 is as follows:

December 31, 2014
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government Agencies	$26,477	$29	$-	$-	$26,477	$29
Treasuries	3,997	3	-	-	3,997	3
Mortgage-backed	-	-	-	-	-	-
	$30,474	$32	$-	$-	$30,474	$32

December 31, 2013
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government agencies	$15,994	$2	$-	$-	$15,994	$2
Mortgage-backed	-	-	-	-	-	-
	$15,994	$2	$-	$-	$15,994	$2

Schedule of Available-for-sale by Debt Maturity [Table Text Block]
The amortized cost and estimated fair values of investments available for sale by contractual maturity are shown below:

(in thousands)	March 31, 2015		December 31, 2014
	Amortized	Estimated Fair	Amortized	Estimated Fair
	Cost	Value	Cost	Value
Amounts maturing:
One year or less	$21,515	$21,513	$33,516	$33,506
After one through five years	8,507	8,522	7,508	7,487
After five through ten years	72	76	81	86
After ten years	500	500	-	-
	$30,594	$30,611	$41,105	$41,079

The amortized cost and estimated fair values of investments available for sale by contractual maturity are shown below:

	December 31,
(in thousands)	2014		2013
	Amortized	Estimated Fair	Amortized	Estimated Fair
	Cost	Value	Cost	Value
Amounts maturing:
One year or less	$33,516	$33,506	$28,522	$28,521
After one through five years	7,508	7,487	51	54
After five through ten years	81	86	106	113
After ten years	-	-	-	-
	$41,105	$41,079	$28,679	$28,688